Basic and diluted net income per share (Tables)	12 Months Ended
Dec. 31, 2024
Basic and diluted net income per share
Schedule of calculation of basic and diluted net income per share

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$

Numerator:
Net income (loss) attributable to common shareholders of JOYY Inc.	119,465	347,351	(147,624)
Dilutive effect of convertible bonds	11,740	8,653	—
Numerator for diluted income(loss) per share	131,205	356,004	(147,624)

Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	1,439,390,191	1,308,695,642	1,157,854,559
Dilutive effect of convertible bonds	193,704,343	141,564,583	—
Dilutive effect of restricted stock	7,524,041	8,025,901	—
Dilutive effect of restricted share units	4,829,865	4,690,418	—
Denominator for diluted calculation	1,645,448,440	1,462,976,544	1,157,854,559

Basic net income (loss) per Class A and Class B common share	0.08	0.27	(0.13)
Diluted net income(loss) per Class A and Class B common share	0.08	0.24	(0.13)

Basic net income (loss)per ADS*	1.66	5.31	(2.55)
Diluted net income (loss) per ADS*	1.59	4.87	(2.55)
*	Each ADS represents 20 common shares.

Schedule of shares outstanding were excluded from the calculation of diluted net (loss) income per share

	For the year ended December 31,
	2022	2023	2024

Shares issuable upon exercise of share options	9,414,400	8,574,220	8,074,500
Shares issuable upon exercise of restricted share units	—	—	16,134,095
Shares issuable upon exercise of restricted share	—	—	3,250,542
Shares issuable upon conversion of convertible bonds	—	—	—